Leases - Schedule of Additional Supplemental Flow Information Related to Leases (Detail)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term – operating leases	15 years 10 months 24 days	16 years
Weighted average remaining lease term – finance leases	2 years 4 months 24 days
Weighted average discount rate – operating leases	7.80%	6.00%
Weighted average discount rate – finance leases	6.20%